Short-term Investment and Restricted Cash (Details)		3 Months Ended		12 Months Ended
	Sep. 09, 2019 EUR (€)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 EUR (€) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Sep. 09, 2019 USD ($)	Sep. 09, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Short-term Investment and Restricted Cash (Textual)
Restricted cash | $		$ 27,261		$ 225,500		$ 225,500
Liquidity agreement term	1 year
Purchase of shares | shares		5,926	5,926	0	0
Fair value amount | $		$ 114,228
Short-term investment unrealized loss | $		80,684
Remaining cash balance | $		$ 27,261		$ 225,500
Euro [Member]
Short-term Investment and Restricted Cash (Textual)
Restricted cash | €							€ 200,000
Compensation paid in advance | €	€ 20,000
Fair value amount | €			€ 103,693
Remaining cash balance | €			€ 24,763		€ 200,000